UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      February 28, 2006 to March 27, 2006


Commission File Number of issuing entity:  333-113543-32


                     IXIS Real Estate Capital Trust 2006-HE1
 -----------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113543


                       MORGAN STANLEY ABS CAPITAL I, INC.
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         IXIS REAL ESTATE CAPITAL, INC.
--------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

           54-2195649, 54-2195657, 54-2195655, 54-2195659, 54-2195660
         --------------------------------------------------------------
                      (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
    1761 East St. Andrew Place
    Santa Ana, California                                        92705-4934
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (714) 247-6000
                            ------------------------
                      Telephone Number, Including Area Code


                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)
              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
A-1               [   ]           [   ]           [ x ]
A-2               [   ]           [   ]           [ x ]
A-3               [   ]           [   ]           [ x ]
A-4               [   ]           [   ]           [ x ]
M-1               [   ]           [   ]           [ x ]
M-2               [   ]           [   ]           [ x ]
M-3               [   ]           [   ]           [ x ]
M-4               [   ]           [   ]           [ x ]
M-5               [   ]           [   ]           [ x ]
M-6               [   ]           [   ]           [ x ]
B-1               [   ]           [   ]           [ x ]
B-2               [   ]           [   ]           [ x ]
B-3               [   ]           [   ]           [ x ]
B-4               [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On March 27, 2006 a distribution was made to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Form on Form 10-D:

        Statement to Certificateholders on March 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Morgan Stanley ABS Capital I Inc.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Valerie Kay
                                ------------------------
                                Valerie Kay
                                Vice President

                        Date:   March 4, 2006

 EXHIBIT INDEX

  Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates Series 2006-HE1 relating to the March 27, 2006 distribution.


                                     EX-99.1
                     IXIS Real Estate Capital Trust 2006-HE1
                         Statement to Certificateholders
                                 March 27, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
A1      380,000,000.00   380,000,000.00   12,090,444.41      1,568,925.00     13,659,369.41      0.00    0.00      367,909,555.59
A2      111,000,000.00   111,000,000.00            0.00        395,021.25        395,021.25      0.00    0.00      111,000,000.00
A3      153,092,000.00   153,092,000.00            0.00        551,705.30        551,705.30      0.00    0.00      153,092,000.00
A4       94,000,000.00    94,000,000.00            0.00        345,802.50        345,802.50      0.00    0.00       94,000,000.00
M1       33,866,000.00    33,866,000.00            0.00        127,378.49        127,378.49      0.00    0.00       33,866,000.00
M2       30,619,000.00    30,619,000.00            0.00        115,625.00        115,625.00      0.00    0.00       30,619,000.00
M3       17,629,000.00    17,629,000.00            0.00         66,835.95         66,835.95      0.00    0.00       17,629,000.00
M4       15,773,000.00    15,773,000.00            0.00         61,100.66         61,100.66      0.00    0.00       15,773,000.00
M5       15,309,000.00    15,309,000.00            0.00         59,532.87         59,532.87      0.00    0.00       15,309,000.00
M6       14,382,000.00    14,382,000.00            0.00         56,898.79         56,898.79      0.00    0.00       14,382,000.00
B1       13,454,000.00    13,454,000.00            0.00         59,584.40         59,584.40      0.00    0.00       13,454,000.00
B2       11,598,000.00    11,598,000.00            0.00         53,974.19         53,974.19      0.00    0.00       11,598,000.00
B3        9,278,000.00     9,278,000.00            0.00         48,396.37         48,396.37      0.00    0.00        9,278,000.00
B4        9,278,000.00     9,278,000.00            0.00         48,396.37         48,396.37      0.00    0.00        9,278,000.00
P               100.00           100.00            0.00        112,739.36        112,739.36      0.00    0.00              100.00
R                 0.00             0.00            0.00              0.00              0.00      0.00    0.00                0.00
TOTALS  909,278,100.00   909,278,100.00   12,090,444.41      3,671,916.50     15,762,360.91      0.00    0.00      897,187,655.59
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED     DEFERRED    NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
X        18,556,952.00    18,556,952.00            0.00      1,092,317.21      1,092,317.21      0.00    0.00       18,556,952.00
-----------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------     ---------------------
             FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE                                                    PASS-THROUGH RATES
---------------------------------------------------------------------------------------------------------     ---------------------
                                                                                                                       CURRENT
                        BEGINNING                                                          ENDING                      PASS-THRU
CLASS        CUSIP      PRINCIPAL    PRINCIPAL           INTEREST              TOTAL       PRINCIPAL         CLASS     RATE
---------------------------------------------------------------------------------------------------------     ---------------------

A1      45071KDB7   1,000.00000000  31.81695897          4.12875000         35.94570897       968.18304103      A1     5.505000 %
A2      45071KDC5   1,000.00000000   0.00000000          3.55875000          3.55875000     1,000.00000000      A2     4.745000 %
A3      45071KDD3   1,000.00000000   0.00000000          3.60375003          3.60375003     1,000.00000000      A3     4.805000 %
A4      45071KDE1   1,000.00000000   0.00000000          3.67875000          3.67875000     1,000.00000000      A4     4.905000 %
M1      45071KDF8   1,000.00000000   0.00000000          3.76124993          3.76124993     1,000.00000000      M1     5.015000 %
M2      45071KDG6   1,000.00000000   0.00000000          3.77625004          3.77625004     1,000.00000000      M2     5.035000 %
M3      45071KDH4   1,000.00000000   0.00000000          3.79125021          3.79125021     1,000.00000000      M3     5.055000 %
M4      45071KDJ0   1,000.00000000   0.00000000          3.87375008          3.87375008     1,000.00000000      M4     5.165000 %
M5      45071KDK7   1,000.00000000   0.00000000          3.88874976          3.88874976     1,000.00000000      M5     5.185000 %
M6      45071KDL5   1,000.00000000   0.00000000          3.95625017          3.95625017     1,000.00000000      M6     5.275000 %
B1      45071KDM3   1,000.00000000   0.00000000          4.42874981          4.42874981     1,000.00000000      B1     5.905000 %
B2      45071KDN1   1,000.00000000   0.00000000          4.65374978          4.65374978     1,000.00000000      B2     6.205000 %
B3      45071KDP6   1,000.00000000   0.00000000          5.21625027          5.21625027     1,000.00000000      B3     6.955000 %
B4      45071KDQ4   1,000.00000000   0.00000000          5.21625027          5.21625027     1,000.00000000      B4     6.955000 %
P       N/A         1,000.00000000   0.00000000  1,127,393.60000000  1,127,393.60000000     1,000.00000000      P      0.000000 %
TOTALS              1,000.00000000  13.29675092          4.03827663         17.33502755       986.70324908
---------------------------------------------------------------------------------------------------------     ---------------------
                                                                                                                        CURRENT
                         BEGINNING                                                           ENDING                     PASS-THRU
CLASS        CUSIP        NOTIONAL    PRINCIPAL        INTEREST                 TOTAL        NOTIONAL          CLASS    RATE
---------------------------------------------------------------------------------------------------------     ---------------------
X       N/A         1,000.00000000   0.00000000         58.86296467         58.86296467     1,000.00000000      X      0.000000 %
--------------------------------------------------------------------------------------------------------     ----------------------

          If there are any questions or problems with this statement, please contact the Administrator listed below:
                                 Belen Bautista
            JPMorgan Chase Bank, N.A. - Structured Finance Services
                          4 New York Plaza, 6th Floor
                            New York, New York 10004
                   Tel: (212) 623-4497 / Fax: (212) 623-5930
                        Email: Belen.Bautista@chase.com

Subordinated Amount Reporting:
Sec. 4.03                 Subordinated Amount                                                      18,558,583.99
Sec. 4.03                 Specified Subordinated Amount                                            18,556,733.68
Sec. 4.03                 Subordinated  Deficiency Amount                                          0.00
Sec. 4.03                 Overcollateralization Release Amount                                     0.00
Sec. 4.03                 Monthly Excess Interest                                                  1,092,317.21
Sec. 4.03                 Monthly Excess Cash Flow Amount                                          1,092,317.21
Sec. 4.03                 Extra Principal Distribution Amount                                      0.00

Expense Fees Detail:
Sec. 4.03                 Securities Administrator and Master Servicer Fee                         8,891.77
Sec. 4.03                 Servicing Fee                                                            323,240.56

Advance Summary Detail:
Sec. 4.03                 Current PI Advances                                                      1,638,187.75

Sec. 4.03                 Outstanding PI Advances                                                  0.00

Collateral Summary Detail:
Sec. 4.03                 Beginning Collateral Balance                                             927,836,684.00

Sec. 4.03                 Ending Collateral Balance                                                915,746,239.59

Sec. 4.03                 Pre-Funded Amount Remaining                                              152,059,315.17

Sec. 4.03                 Beginning Number of Loans                                                3,775.00

Sec. 4.03                 Ending Number of Loans                                                   3,724.00

Sec. 4.03                 Weighted Average Gross Mortgage Rate                                     6.537148%

Sec. 4.03                 Weighted Average Net Mortgage Rate                                       7.304734%

Sec. 4.03                 Weighted Average Term to Maturity                                        352.00

Sec. 4.03                 Loans Delinquent
                              Delinquency Totals
                              Group Totals
                              Period                        Number      Principal Balance            Percentage
                              0-30 days                          0                  0.00                0.00 %
                              31-60 days                         6          1,428,149.45                0.19 %
                              61-90 days                         2            291,780.33                0.04 %
                              91+days                            0                  0.00                0.00 %
                              Total                              8          1,719,929.78                0.23 %

                              Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Sec. 4.03                 Outstanding Balance of Sixty Plus Day Delinquent                       291,780.33

Sec. 4.03                 Loans in Foreclosure

                          Number of Loans in Foreclosure 0 to 30 Days Delinquent                 0.00
                          Balance of Loans in Foreclosure 0 to 30 Days Delinquent                0.00
                          Number of Loans in Foreclosure 31 to 60 Days Delinquent                0.00
                          Balance of Loans in Foreclosure 31 to 60 Days Delinquent               0.00
                          Number of Loans in Foreclosure 61 to 90 Days Delinquent                0.00
                          Balance of Loans in Foreclosure 61 to 90 Days Delinquent               0.00
                          Number of Loans in Foreclosure 91+ Days Delinquent                     0.00
                          Balance of Loans in Foreclosure 91+ Days Delinquent                    0.00

                          Foreclosure by Group
                          Group                   Number of     Principal Balance       Percentage
                          Number                  Loans
                                 1                    0                      0.00              0.00%
                           Total                      0                      0.00              0.00%

                          Loan Level Forclosure - Schedule
                          Group     Loan Number   Forclosure     Scheduled  Current Note  Original      Original LTV   Loan
                          Number                  Date            Principal  Rate          Stated Term   Ratio (%)     Origination
                                                                  Balance                                              Date
                                                                    0.00      .00000            0            0.00
Sec. 4.03                 Loans in Bankruptcy

                          Number of Loans in Bankruptcy 0 to 30 Days Delinquent                 0.00
                          Balance of Loans in Bankruptcy 0 to 30 Days Delinquent                0.00
                          Number of Loans in Bankruptcy 31 to 60 Days Delinquent                0.00
                          Balance of Loans in Bankruptcy 31 to 60 Days Delinquent               0.00
                          Number of Loans in Bankruptcy 61 to 90 Days Delinquent                0.00
                          Balance of Loans in Bankruptcy 61 to 90 Days Delinquent               0.00
                          Number of Loans in Bankruptcy 91+ Days Delinquent                     0.00
                          Balance of Loans in Bankruptcy 91+ Days Delinquent                    0.00

                              Bankruptcy by Group
                              Group                 Number of     Principal Balance      Percentage
                              Number                Loans
                                    1                   0              0.00             0.00%
                              Total                     0              0.00             0.00%

              Loan Level Bankruptcy - Schedule
              Group      Loan Number   Bankruptcy     Scheduled   Current Note     Original        Original LTV     Loan
              Number                   Date           Principal   Rate             Stated Term     Ratio (%)        Origination
                                                      Balance                                                       Date
                                                        0.00      .00000              0           0.00
Sec. 4.03                Loans in REO

                           REO by Group
                           Group             Number of     Principal Balance     Percentage
                           Number            Loans
                                 1               0             0.00              0.00%
                              Total              0             0.00              0.00%

                           Loan Level REO - Schedule
                           Group              Loan Number    REO Date         Schedule Principal
                           Number                                             Balance
                                                                                 0.00

Sec. 4.03                 REO Book Value

Collections Summary:
                          Principal Funds:
                                                  Scheduled Principal Payments                                      338,364.20

                                                  Principal Prepayments                                             11,707,188.20

                                                  Curtailments                                                      44,674.17

                                                  Curtailment Interest Adjustments                                  217.84
                                                              Group 1                                               217.84

                                                  Repurchase Principal                                              0.00

                                                  Substitution Amounts                                              0.00

                                                  Net Liquidation Proceeds (Total)                                  0.00

                                                  Other Principal Adjustments (Total)                               0.00

                          Interest Funds:

                                                  Gross Interest                                                    5,054,504.85

                                                  Servicing Fees                                                   323,240.56

                                                  Securities Administrator and Master Servicer Fee                  8,891.77

                          Prepayment Penalties:
                                                  Number of Loans Prepaid with Respect to which Prepayment Penalties
                                                        were Collected                                                    18

                                                  Balance of Loans Prepaid with Respect to which Prepayment Penalties
                                                        were Collected                                             3,784,319.95

                                                  Amount of Prepayment Penalties Collected                           112,739.36

                                                        Principal Payoffs by Group occured in this Distribution
                                                        Group         Number of         Principal Balance Percentage
                                                        Number        Loans

                                                              1                 51         11,707,188.20        1.53%
                                                        Total                   51         11,707,188.20        1.53%

                          Prepayment Rate Calculations
                          Constant Prepayment Rate (CPR)
                                                         One Month CPR                                  16.744573%
                                                         Three Month Average CPR                        16.744573%

                          Loss Detail:
                                Realized Loss by Group
                          Group Number    Current Loss  Cumulative Loss   Ending Balance       Balance of          Net Liquidation
                                                                                               Liquidated Loans    Proceeds
                          1                       0.00          0.00         763,686,924.41            0.00               0.00
                          Total                   0.00          0.00         763,686,924.41            0.00               0.00

                          Loss Reporting:
                          Number of Loans Liquidated                                                    0.00
                          Current Realized Losses Incurred                                              0.00
                          Net Liquidation Proceeds                                                      0.00
                          Loss Severity                                                                 0.000000%

                          Total Loss Reporting:
                          Cumulative Number of Loans Liquidated                                         0.00
                          Cumulative Realized Losses Incurred                                           0.00
                          Cumulative Net Liquidation Proceeds                                           0.00
                          Cumulative Loss Severity                                                      0.000000%

                                Note: Losses include Subsequent Adjustments to loans liquidated in Prior Periods

                          Default Rates
                          MDR (Monthly Default Rate)
                          Current MDR                                                                    0.000000%
                          3 Month Average MDR                                                            0.000000%
                          12 Month Average MDR                                                           0.000000%
                          Cummulative MDR                                                                0.000000%
                          Average MDR Since Cut-Off                                                      0.000000%

                          CDR (Conditional Default Rate)
                          Current Conditional Default Rate                                               0.000000%
                          3 Month Average CDR                                                            0.000000%
                          12 Month Average CDR                                                           0.000000%
                          Cummulative CDR                                                                0.000000%
                          Average CDR Since Cut-Off                                                      0.000000%

Sec. 4.03                 Unpaid And Applied Realized Loss Amounts
                          Class M1 Unpaid Realized Loss Amount                                           0.00
                          Class M1 Applied Realized Loss Amount                                          0.00
                          Class M2 Unpaid Realized Loss Amount                                           0.00
                          Class M2 Applied Realized Loss Amount                                          0.00
                          Class M3 Unpaid Realized Loss Amount                                           0.00
                          Class M3 Applied Realized Loss Amount                                          0.00
                          Class M4 Unpaid Realized Loss Amount                                           0.00
                          Class M4 Applied Realized Loss Amount                                          0.00
                          Class M5 Unpaid Realized Loss Amount                                           0.00
                          Class M5 Applied Realized Loss Amount                                          0.00
                          Class M6 Unpaid Realized Loss Amount                                           0.00
                          Class M6 Applied Realized Loss Amount                                          0.00
                          Class B1 Unpaid Realized Loss Amount                                           0.00
                          Class B1 Applied Realized Loss Amount                                          0.00
                          Class B2 Unpaid Realized Loss Amount                                           0.00
                          Class B2 Applied Realized Loss Amount                                          0.00
                          Class B3 Unpaid Realized Loss Amount                                           0.00
                          Class B3 Applied Realized Loss Amount                                          0.00
                          Class B4 Unpaid Realized Loss Amount                                           0.00
                          Class B4 Applied Realized Loss Amount                                          0.00

Sec. 4.03                 Unpaid Interest
                          Class A1 Unpaid Interest Shortfall                                             0.00
                          Class A2 Unpaid Interest Shortfall                                             0.00
                          Class A3 Unpaid Interest Shortfall                                             0.00
                          Class A4 Unpaid Interest Shortfall                                             0.00
                          Class M1 Unpaid Interest Shortfall                                             0.00
                          Class M2 Unpaid Interest Shortfall                                             0.00
                          Class M3 Unpaid Interest Shortfall                                             0.00
                          Class M4 Unpaid Interest Shortfall                                             0.00
                          Class M5 Unpaid Interest Shortfall                                             0.00
                          Class M6 Unpaid Interest Shortfall                                             0.00
                          Class B1  Unpaid Interest Shortfall                                            0.00
                          Class B2  Unpaid Interest Shortfall                                            0.00
                          Class B3  Unpaid Interest Shortfall                                            0.00
                          Class B4  Unpaid Interest Shortfall                                            0.00
                          Class X Unpaid Interest Shortfall                                              0.00

Sec. 4.03                 Current Period Relief Act/ Prepayment Interest Shortfalls                      0.00

                          Class A1 Interest Reduction                                                    0.00
                          Class A2 Interest Reduction                                                    0.00
                          Class A3 Interest Reduction                                                    0.00
                          Class A4 Interest Reduction                                                    0.00
                          Class M1  Interest Reduction                                                   0.00
                          Class M2 Interest Reduction                                                    0.00
                          Class M3 Interest Reduction                                                    0.00
                          Class M4  Interest Reduction                                                   0.00
                          Class M5 Interest Reduction                                                    0.00
                          Class B1  Interest Reduction                                                   0.00
                          Class M6 Interest Reduction                                                    0.00
                          Class B3  Interest Reduction                                                   0.00
                          Class B4  Interest Reduction                                                   0.00
                          Class X  Interest Reduction                                                    0.00


                          Trigger Event                                                                  NO
                          TEST I - Trigger Event Occurrence                                              NO
                          (Is 3 Month Rolling Delinquency Percentage > 38% (or 41% if A Bonds are paid
                          Delinquency Percentage                                                         0.03821%
                          38% of of Senior Enhancement Percetage                                         1.63521%
                          OR
                          TEST II - Trigger Event Occurrence                                             NO
                          (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulati
                          Cumulative Realized Losses as % of Original Loan Bal                           0.00000%
                          Required Cumulative Loss %                                                     0.00000%

Sec. 4.03                 Available Funds
                          Available Funds                                                                 16,925,556.29
                          Interest Remittance Amount                                                      4,835,111.88
                          Principal Remittance Amount                                                     12,090,444.41

Class X Distributable Amount                                                                              1,092,317.21

Subsequent Recoveries                                                                                     0.00

Basis Risk Shortfalls
                          Class A1 Aggregate Basis Risk Shortfall                                         0.00
                          Class A2 Aggregate Basis Risk Shortfall                                         0.00
                          Class A3 Aggregate Basis Risk Shortfall                                         0.00
                          Class A4 Aggregate Basis Risk Shortfall                                         0.00
                          Class M1 Aggregate Basis Risk Shortfall                                         0.00
                          Class M2 Aggregate Basis Risk Shortfall                                         0.00
                          Class M3 Aggregate Basis Risk Shortfall                                         0.00
                          Class M4 Aggregate Basis Risk Shortfall                                         0.00
                          Class M5 Aggregate Basis Risk Shortfall                                         0.00
                          Class M6 Aggregate Basis Risk Shortfall                                         0.00
                          Class B1 Aggregate Basis Risk Shortfall                                         0.00
                          Class B2 Aggregate Basis Risk Shortfall                                         0.00
                          Class B3 Aggregate Basis Risk Shortfall                                         0.00
                          Class B4 Aggregate Basis Risk Shortfall                                         0.00

Basis Risk Shortfalls Repaid this Period
                          Class A1 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class A2 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class A3 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class A4 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class M1 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class M2 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class M3 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class M4 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class M5 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class M6 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class B1 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class B2 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class B3 Basis Risk Shortfalls Repaid this Period                               0.00
                          Class B4 Basis Risk Shortfalls Repaid this Period                               0.00

Excess Reserve Fund Account                                                                               0.00

Swap Account:
                          Net Swap Payment Due                                                            70,878.18
                          Net Swap Payment Paid                                                           70,878.18
                          Net Swap Receipt Due                                                            0.00

                          Beginning Balance                                                               0.00
                          Additions to the Swap Account                                                   70,878.18
                          Withdrawals from the Swap Account                                               70,878.18
                          Ending Balance                                                                  0.00

Capitalized Interest Account:

Material Breaches of Mortgage Loan representations and warranties of which the Securities Administrator has
knowledge or has received written notice:           N/A

Material Breaches of any covenants under this Agreement of which the Securities Administrator has knowledge or
has received written notice:              N/A
                          Beginning Balance                                                               100.00
                          Withdrawals from the Cap Account                                                0.00
                          Ending Balance                                                                  100.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.